Credit Facility (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 29, 2022	Jun. 30, 2022	Dec. 30, 2021	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Credit Facility [Abstract]
Credit facility amount			$ 100,000
Facility bears interest			10.75%
Unused fees			0.75%
Unused portion credit facility			$ 100,000
Credit facility, description						The Facility was secured by BTC, with the value of BTC pledged as collateral calculated as a percentage of the amount borrowed.
Drawn credit facility						$ 60,000
Fair market value						$ 86,825
Company drew				$ 40,000
Credit facility				$ 100,000
First amendment, description		the Company amended its Credit Facility and extended its maturity date to October 1, 2022. Under the new terms, the maximum limit of the amended Facility is $40,000, bears interest at 11.25% per annum and has a commitment fee of 0.25% per annum charged on the unused portion of the Facility. The amended Facility also includes a provision which allows the Company to repay up to $15,000 of the Facility prior to July 30, 2022, without incurring any prepayment penalty.
Second amendment, description	the Company amended its Credit Facility and extended its maturity date from October 1, 2022 to December 29, 2022. Under the new terms, the maximum limit of the amended Facility is $40,000, bears interest at 11.25% per annum and has a commitment fee of 0.25% per annum charged on the unused portion of the Facility. The amended Facility also includes a provision which allows the Company to prepay the Credit Facility with a prepayment fee of 50% of the remaining interest that would be owed if the Facility was held to maturity.
Credit facility					$ 100,000